Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
Bank Name	Annual Interest Rate	Terms		As of December 31, 2014	As of December 31, 2013
BMO Harris	3.250%	2013-1-31	2014-1-31	$-	$164,702
China Merchants Bank	7.200%	2012-8-31	2014-2-15	-	1,145,250
China Merchants Bank	6.844%	2013-3-16	2014-2-15	-	818,036
Industrial and Commercial Bank of China	2.8%	2013-9-25	2014-3-25	-	1,636,072
Bank of Hangzhou	6.844%	2013-4-1	2014-3-30	-	654,429
Industrial and Commercial Bank of China	5.6%	2013-6-25	2014-6-24	-	1,636,072
Total short-term bank borrowings				$-	$6,054,561
ICICI BANK LTD. (Scorpio)	11.990%	2012-5-1	2016-4-30	3,653	6,212
ICICI BANK LTD. (Vento)	12.250%	2012-1-15	2014-11-15	-	3,791
Total long-term bank borrowings				$3,653	$10,003